Operating Results and Balance Sheet Items of Discontinued Operations (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Revenue			$ 877,362	$ 123,728
Net loss before taxes			(1,353,609)	(812,247)
Income tax benefit			514,371	191,424		514,371
Net loss from discontinued operations, net of tax	(119,785)	(196,705)	(839,238)	(620,823)	(196,705)	(839,238)
Cash and cash equivalents			49,252			49,252
Accounts receivable, net of allowances			222,943			222,943
Inventories			1,893			1,893
Other current assets	174,964		244,541	174,964		244,541
Total current assets	174,964		518,629	174,964		518,629
Fixed assets, net	233,862		426,228	233,862		426,228
Other assets	150,000		150,000	150,000		150,000
Total non-current assets	383,862		576,228	383,862		576,228
Total assets	558,826		1,094,857	558,826		1,094,857
Payables and accrued liabilities	1,188,224		1,557,771	1,188,224		1,557,771
Short-term debt			3,994,932			3,994,932
Current portion of long-term debt			67,994			67,994
Total current liabilities	1,188,224		5,620,697	1,188,224		5,620,697
Long-term debt, net of current portion			9,969			9,969
Total liabilities	$ 1,188,224		$ 5,630,666	$ 1,188,224		$ 5,630,666